Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Income
Revenue	$ 268,991	$ 204,024
Cost of sales
Cost of sales excluding depletion	(38,227)	(36,840)
Depletion	(75,554)	(65,108)
Gross profit	155,210	102,076
General administration costs	(21,755)	(20,095)
Business development costs	(3,405)	(4,219)
Impairment charges and expected credit losses	(148,034)	(36,830)
Operating (loss) income	(17,984)	40,932
Loss on disposition of mineral interests	0	(1,000)
Increase in fair value of investments and prepaid gold interests	12,775	1,467
Finance costs, net	(5,073)	(4,122)
Other expenses	(1,766)	0
Sustainability initiatives	(903)	(670)
Foreign currency translation gain (loss)	181	(218)
Other income (expenses)	5,214	(4,543)
(Loss) earnings before income taxes	(12,770)	36,389
Income tax expense	(10,314)	(107)
Net (loss) earnings	$ (23,084)	$ 36,282
(Loss) earnings per share - Basic (in dollars per share)	$ (0.11)	$ 0.18
(Loss) earnings per share - Diluted (in dollars per share)	$ (0.11)	$ 0.18